Borrowings and financial liabilities - Main characteristics of the warrants (Details)				12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 19, 2021 EUR (€) € / shares shares	Apr. 30, 2020 € / shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Borrowings and financial liabilities
Warrant term			5 years	65 years
Valuation model based on Black-Scholes
Number of warrants outstanding | shares				2,218,293
Exercise price per share | € / shares			€ 0.27	€ 0.56
Valuation input				0.96
Value of the equity instrument | €	€ 5,803,000			€ (1,911,000)	€ 2,268,000	€ (8,284,000)
NEGMA Tranche 1 warrants
Borrowings and financial liabilities
Warrant term				7 years
Warrants 2021 to Kreos [Member]
Valuation model based on Black-Scholes
Number of warrants outstanding | shares	2,218,293	2,218,293		2,218,293
Exercise price per share | € / shares	€ 0.56	€ 0.56		€ 0.56
Fair value of warrants | €	€ (788,000)	€ (710,000)		€ (13,000)
Warrants 2021 to Kreos [Member] | Maturity
Borrowings and financial liabilities
Warrant term		7 years
Warrants 2021 to Kreos [Member] | Volatility
Valuation model based on Black-Scholes
Valuation input	85	85		65
Warrants 2021 to Kreos [Member] | Risk-free rate
Valuation model based on Black-Scholes
Valuation input				3.24
Warrants 2018 to Kreos [Member] | Maturity
Borrowings and financial liabilities
Warrant term	6 years 10 months 17 days			5 years 10 months 17 days